KUNZMAN & BOLLINGER, INC.

ATTORNEYS-AT-LAW

5100 N. BROOKLINE, SUITE 600

OKLAHOMA CITY, OKLAHOMA 73112

Telephone (405) 942-3501

Fax (405) 942-3527

January 12, 2007

ELECTRONIC FILING

Ms. Pamela A. Long

United States Securities and

Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	LEAF Equipment Leasing Income Fund III, L.P. Pre-Effective Amendment No. 3 to Registration Statement on Form S-1 Filed January 12, 2007 SEC File No. 333-137734

Dear Ms. Long:

Enclosed for filing is Pre-Effective Amendment No. 3 to the Registration Statement for LEAF Equipment Leasing Income Fund III, L.P. (the “Fund”). In addition, this letter responds to your comment letter dated December 11, 2006 concerning the Fund. For your convenience, we first restate your comment in italics and then provide our response. The responses in this letter are based on representations made by the Fund and its General Partner, LEAF Asset Management, LLC, to Kunzman & Bollinger, Inc. for the purpose of preparing this letter. Also, all references in our responses to the “prospectus” are to the form of prospectus included in Pre-Effective Amendment No. 3 to the Registration Statement.

Investment Objectives and Strategies

Leasing—A Possible Portfolio Diversification Solution, page 42

1.

Please provide us with Ibbotson Associates’ study and tell us whether this study is publicly available without charge. In addition, please tell us whether Ibbotson is aware of and has consented to your use of its information in this registration statement.

The Fund has not provided the Ibbotson Associates’ study, because in Pre-Effective Amendment No. 3 the Fund has deleted the reference to the Ibbotson study in the “Investment Objectives and Strategies – Leasing—A Possible Portfolio Diversification Solution” section of the prospectus which begins on page 44. The Fund, however, is still using the Ibbotson graph showing the “reduction of portfolio risk” on page 45 of the prospectus. In this regard, LEAF Financial Corporation, an affiliate of the Fund’s general partner, has negotiated with Morningstar, Inc., which holds the rights to allow third-parties to use the graph, to enter into a license agreement that will grant LEAF Financial permission to use the Ibbotson Reduction of Portfolio Risk (image) (i.e., the graph) when the license agreement is executed. In this regard, LEAF Financial intends to have the license agreement executed and in effect before the Fund requests acceleration of the offering’s effective date, and the Fund will submit a representation to you that the license agreement is in effect at that time.

Kunzman & Bollinger, Inc.

Ms. Pamela Long

United States Securities and

Exchange Commission

January 12, 2007

Closing Comment

2.	Please also review the representations requested on page 3 of our letter dated November 3, 2006, and provide these representations in the form requested.

The General Partner will provide the requested representations with its request for acceleration of the offering’s effective date, as instructed on page 3 of your letter dated November 3, 2006.

In addition, certain revisions have been made to the Registration Statement in Pre-Effective Amendment No. 3 at the request of state securities administrators and other revisions have been made to conform or update the information presented, including updated financial statements for the General Partner and the Fund.

Please contact the undersigned or Wallace W. Kunzman, Jr. if you have any questions or comments concerning this response.

Very truly yours,

KUNZMAN & BOLLINGER, INC.
/s/ Gerald A. Bollinger

Gerald A. Bollinger
cc:	Mr. Dan Courtney Mr. Matt Franker